Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 14,118
Additions	19,623	$ 4,748
Property, plant and equipment at end of period	14,966	14,118
Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	72,547	76,841
Additions	4,571	4,770
Change in reclamation provision asset	92	439
Disposals	(11)	(22)
Foreign exchange	5	(9,481)
Property, plant and equipment at end of period	77,204	72,547
Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	58,429	60,472
Amortization and depletion	3,817	5,451
Disposals	(11)	(22)
Foreign exchange	3	(7,472)
Property, plant and equipment at end of period	62,238	58,429
Mining property [Domain]
Statement [Line Items]
Property, plant and equipment at beginning of period	5,016
Property, plant and equipment at end of period	4,648	5,016
Mining property [Domain] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	35,909	40,483
Additions	0	305
Change in reclamation provision asset	174	142
Disposals	0	0
Foreign exchange	0	(5,021)
Property, plant and equipment at end of period	36,083	35,909
Mining property [Domain] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	30,893	34,237
Amortization and depletion	542	887
Disposals	0	0
Foreign exchange	0	(4,231)
Property, plant and equipment at end of period	31,435	30,893
Plant and equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	7,712
Property, plant and equipment at end of period	8,657	7,712
Plant and equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	30,157	29,332
Additions	4,003	4,208
Change in reclamation provision asset	(82)	297
Disposals	(8)	0
Foreign exchange	0	(3,680)
Property, plant and equipment at end of period	34,070	30,157
Plant and equipment [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	22,445	20,895
Amortization and depletion	2,975	4,200
Disposals	(7)	0
Foreign exchange	0	(2,650)
Property, plant and equipment at end of period	25,413	22,445
Land and buildings [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	909
Property, plant and equipment at end of period	921	909
Land and buildings [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	2,333	2,543
Additions	127	111
Change in reclamation provision asset	0	0
Disposals	0	0
Foreign exchange	0	(321)
Property, plant and equipment at end of period	2,460	2,333
Land and buildings [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,424	1,568
Amortization and depletion	115	55
Disposals	0	0
Foreign exchange	0	(199)
Property, plant and equipment at end of period	1,539	1,424
Furniture, fixtures and equipment [member]
Statement [Line Items]
Property, plant and equipment at beginning of period	459
Property, plant and equipment at end of period	580	459
Furniture, fixtures and equipment [member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	2,670	2,860
Additions	291	124
Change in reclamation provision asset	0	0
Disposals	(3)	(22)
Foreign exchange	5	(292)
Property, plant and equipment at end of period	2,963	2,670
Furniture, fixtures and equipment [member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	2,211	2,234
Amortization and depletion	173	231
Disposals	(4)	(22)
Foreign exchange	3	(232)
Property, plant and equipment at end of period	2,383	2,211
Software [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	22
Property, plant and equipment at end of period	160	22
Software [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,478	1,623
Additions	150	22
Change in reclamation provision asset	0	0
Disposals	0	0
Foreign exchange	0	(167)
Property, plant and equipment at end of period	1,628	1,478
Software [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,456	1,538
Amortization and depletion	12	78
Disposals	0	0
Foreign exchange	0	(160)
Property, plant and equipment at end of period	$ 1,468	$ 1,456